Matthews Korea Active ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	157 Months Ended		182 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[1]	Dec. 31, 2025
MSCI Korea 25-50 Gross Total Return Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			96.54%	5.66%	9.89%
ETF
Prospectus [Line Items]
Average Annual Return, Percent			70.14%	4.18%	6.56%			7.55%
Performance Inception Date		Oct. 29, 2010
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		69.04%	2.90%	4.95%			6.19%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		42.21%	2.96%	4.87%			5.93%

[1]	Index launched on 11/22/12.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.